Form N-1A Cover	Jan. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	The 2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 27, 2026
Prospectus Date	Sep. 17, 2025